Consolidated Statements of Changes in Convertible Preferred Stock and Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Issuance costs	$ 40,519
Convertible Preferred Stock [Member]
Issuance costs	$ 40,519